Stock-based Compensation - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value (in dollars per share)					$ 1.79
Unrecognized compensation expense	$ 7,107		$ 7,107		$ 7,839
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)	0	0	0	0	4,800,000	0
Number of shares reserved for issuance (in shares)	6,000,000		6,000,000		6,000,000
Number of shares authorized	15,000,000		15,000,000
Plan effective period	10 years		10 years		10 years
Number of shares available for grant (in shares)	10,200,000		10,200,000		1,200,000